Pacer S&P 500 Quality FCF Aristocrats ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 11.9%
Alphabet, Inc. - Class C	3,342	$1,131,367
Electronic Arts, Inc.	235	47,921
Match Group, Inc.	312	9,719
Meta Platforms, Inc. - Class A	1,143	818,960
		2,007,967

Consumer Discretionary - 6.2%
AutoZone, Inc. (a)	21	77,790
Booking Holdings, Inc.	73	365,134
Deckers Outdoor Corp. (a)	158	18,856
Domino's Pizza, Inc.	51	20,927
Marriott International, Inc. - Class A	205	64,637
McDonald's Corp.	790	248,850
NVR, Inc. (a)	3	22,907
O'Reilly Automotive, Inc. (a)	1,300	127,933
Williams-Sonoma, Inc.	162	33,153
Yum! Brands, Inc.	420	65,310
		1,045,497

Consumer Staples - 7.0%
Altria Group, Inc.	3,529	218,763
Colgate-Palmolive Co.	941	84,963
Monster Beverage Corp. (a)	713	57,582
Philip Morris International, Inc.	2,928	525,400
Procter & Gamble Co.	1,965	298,228
		1,184,936

Energy - 0.3%
Texas Pacific Land Corp.	161	56,086

Financials - 17.3%
American Express Co.	683	240,532
Capital One Financial Corp.	1,117	244,545
CME Group, Inc.	582	168,233
Corpay, Inc. (a)	102	32,092
FactSet Research Systems, Inc.	45	11,446
Fidelity National Information Services, Inc.	496	27,404
Intercontinental Exchange, Inc.	819	142,326
Jack Henry & Associates, Inc.	92	16,487
Mastercard, Inc. - Class A	1,424	767,237
Moody's Corp.	198	102,081
MSCI, Inc.	178	108,441
S&P Global, Inc.	451	238,033
Synchrony Financial	818	59,412
Visa, Inc. - Class A	2,335	751,473
		2,909,742

Health Care - 15.1%
AbbVie, Inc.	3,059	682,188
Amgen, Inc.	641	219,145
Bristol-Myers Squibb Co.	2,353	129,533
Cardinal Health, Inc.	312	67,042
Cencora, Inc.	215	77,232
Gilead Sciences, Inc.	1,508	214,061
IDEXX Laboratories, Inc. (a)	109	73,080
Johnson & Johnson	2,296	521,766
McKesson Corp.	167	138,812
Merck & Co., Inc.	2,097	231,236
Mettler-Toledo International, Inc. (a)	33	45,317
Regeneron Pharmaceuticals, Inc.	129	95,647
ResMed, Inc.	116	29,964
Waters Corp. (a)	54	20,019
		2,545,042

Industrials - 4.1%
A O Smith Corp.	116	8,525
Automatic Data Processing, Inc.	712	175,736
Cintas Corp.	311	59,522
Copart, Inc. (a)	776	31,490
Expeditors International of Washington, Inc.	132	21,191
Fastenal Co.	1,017	44,097
Illinois Tool Works, Inc.	244	63,747
Lennox International, Inc.	31	15,347
Nordson Corp.	43	11,805
Paychex, Inc.	595	61,362
Paycom Software, Inc.	50	6,738
Rollins, Inc.	314	19,889
Union Pacific Corp.	501	117,785
Verisk Analytics, Inc.	197	42,840
		680,074

Information Technology - 38.0% (b)
Accenture PLC - Class A	491	129,447
Adobe, Inc. (a)	701	205,568
Akamai Technologies, Inc. (a)	106	10,298
Analog Devices, Inc.	375	116,580
Apple, Inc.	3,181	825,406
Applied Materials, Inc.	751	242,062
Arista Networks, Inc. (a)	1,156	163,851
Broadcom, Inc.	2,376	787,169
Cadence Design System, Inc. (a)	301	89,204
Cisco Systems, Inc.	3,571	279,681
F5, Inc. (a)	41	11,300
Fair Isaac Corp. (a)	34	49,748
Fortinet, Inc. (a)	1,083	88,005
Gartner, Inc. (a)	78	16,350
GoDaddy, Inc. - Class A (a)	128	12,867
HP, Inc.	977	18,993
Intuit, Inc.	287	143,190
Keysight Technologies, Inc. (a)	120	25,960
KLA Corp.	172	245,606
Lam Research Corp.	1,254	292,759
Microchip Technology, Inc.	448	34,012
Microsoft Corp.	1,564	672,973
Monolithic Power Systems, Inc.	39	43,842
Motorola Solutions, Inc.	129	51,928
NetApp, Inc.	193	18,595
NVIDIA Corp.	4,341	829,695
Palo Alto Networks, Inc. (a)	1,076	190,420
PTC, Inc. (a)	85	13,271
QUALCOMM, Inc.	1,109	168,113
Roper Technologies, Inc.	62	23,016
salesforce.com, Inc.	609	129,285
ServiceNow, Inc. (a)	1,296	151,645
Skyworks Solutions, Inc.	130	7,249
Synopsys, Inc. (a)	157	73,023
Teradyne, Inc.	110	26,515
Texas Instruments, Inc.	607	130,839
VeriSign, Inc.	179	43,717
Workday, Inc. - Class A (a)	173	30,384
		6,392,566
TOTAL COMMON STOCKS (Cost $15,510,320)		16,821,910

TOTAL INVESTMENTS - 99.9% (Cost $15,510,320)		16,821,910
Other Assets in Excess of Liabilities - 0.1%		17,813
TOTAL NET ASSETS - 100.0%		$16,839,723

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer S&P 500 Quality FCF Aristocrats ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,821,910	$–	$–	$16,821,910
Total Investments	$16,821,910	$–	$–	$16,821,910

Refer to the Schedule of Investments for further disaggregation of investment categories.